Risk Management (Summary Of Derivative Instruments And The Effect On The Condensed Consolidated Statements Of Operations) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Gain (Loss) on Derivative Instruments
Total derivatives not designated as hedging instruments	$ (1)	$ 3	$ (1)
Gains (losses) reclassified from Accumulated other comprehensive loss into Net earnings	(1,808)	(1,795)	(1,697)
Foreign exchange contracts | Cost of sales
Gain (Loss) on Derivative Instruments
Gains (losses) reclassified from Accumulated other comprehensive loss into Net earnings	1	(1)	2
Foreign exchange contracts | Other income (expense)
Gain (Loss) on Derivative Instruments
Gain recognized in Net earnings on derivative (ineffective portion and amount excluded from effectiveness testing)	0	0	1
Foreign exchange contracts | Accumulated other comprehensive loss
Gain (Loss) on Derivative Instruments
Other comprehensive gains (losses) before reclassifications	(1)	3	(1)
Not Designated As Hedging Instruments
Gain (Loss) on Derivative Instruments
Total derivatives not designated as hedging instruments	8	(14)	(18)
Not Designated As Hedging Instruments | Interest rate contracts | Other income (expense)
Gain (Loss) on Derivative Instruments
Total derivatives not designated as hedging instruments	2	(1)	(1)
Not Designated As Hedging Instruments | Foreign exchange contracts | Other income (expense)
Gain (Loss) on Derivative Instruments
Total derivatives not designated as hedging instruments	$ 6	$ (13)	$ (17)